Marketable Securities - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Accrued interest receivable	$ 1.5	$ 1.6	$ 1.0